Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Current assets:
Cash	$ 138,247	$ 101,724
Amounts receivable	4,105	12,003
Amounts due from related parties	157	141
Taxes recoverable	2,532	1,770
Derivative asset	0	1,314
Prepaid expenses and other assets	3,787	2,920
Inventory	15,465	12,196
Total current assets	164,293	132,068
Exploration and evaluation assets	15,863	15,699
Plant, equipment and mining properties	138,110	125,365
Long-term investments	2,988	4,151
Other assets	1,523	1,749
Total assets	322,777	279,032
Current liabilities:
Accounts payable and accrued liabilities	11,086	14,204
Taxes payable	7,500	7,143
Derivative liability	523	0
Deferred consideration payable	0	8,326
Current portion of finance lease obligations	2,827	2,632
Current portion of equipment loans	828	201
Total current liabilities	22,764	32,506
Finance lease obligations	3,076	2,994
Equipment loans	892	187
Reclamation provision	3,100	2,921
Deferred income tax liabilities	4,752	6,394
Total liabilities	34,584	45,002
EQUITY
Share capital	269,588	243,317
Equity reserves	11,790	11,689
Treasury shares	(97)	(97)
Accumulated other comprehensive loss	(9,388)	(4,264)
Retained earnings (accumulated deficit)	16,300	(16,615)
Total equity	288,193	234,030
Total liabilities and equity	$ 322,777	$ 279,032